SHAREHOLDERS' EQUITY (Schedule of Warrants and Warrants Units Outstanding) (Details)	6 Months Ended
Jun. 30, 2025 $ / shares shares
Class of Warrant or Right [Line Items]
Number of warrants	7,167,398
Warrants to underwriters [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Sep. 03, 2020	[1]
Number of warrants	125,000	[1]
Exercise price | $ / shares	$ 2,400	[1]
Exercisable through	Sep. 01, 2025	[1]
Warrants To Underwriters [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Oct. 05, 2020	[1]
Number of warrants	375,000	[1]
Exercise price | $ / shares	$ 2,112	[1]
Exercisable through	Sep. 03, 2025	[1]
IPO warrants [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Sep. 03, 2020	[1]
Number of warrants	2,812,170	[1]
Exercise price | $ / shares	$ 2,112	[1]
Exercisable through	Sep. 03, 2025	[1]
PIPE warrants [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Mar. 11, 2021
Number of warrants	232,500
Exercise price | $ / shares	$ 1,104
Exercisable through	Sep. 10, 2026
Warrants to PIPE placement agent [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Mar. 11, 2021
Number of warrants	52,173
Exercise price | $ / shares	$ 1,214.4
Exercisable through	Mar. 08, 2026
December 2023 warrants [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Dec. 28, 2023
Number of warrants	32,753
Exercise price | $ / shares	$ 85.4
Exercisable through	Dec. 28, 2028
Warrants Issued To Underwriters [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Apr. 15, 2024
Number of warrants	350,000
Exercise price | $ / shares	$ 24
Exercisable through	Apr. 15, 2029
Warrants Issued To Underwriters One [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Sep. 11, 2024
Number of warrants	69,251
Exercise price | $ / shares	$ 8
Exercisable through	Sep. 11, 2029
Warrants Issued To Underwriters Two [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Dec. 18, 2024
Number of warrants	34,625
Exercise price | $ / shares	$ 8
Exercisable through	Dec. 18, 2029
Pre-funded Warrants [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Mar. 05, 2025
Number of warrants	223,792
Exercise price | $ / shares	$ 0.01
Exercisable through	Sep. 05, 2030
Milestone Pre Funded Warrants [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Mar. 05, 2025
Number of warrants	685,004
Exercise price | $ / shares	$ 0.01
Exercisable through	Sep. 05, 2030
Warrant-a Issued To Bladeranger [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Mar. 05, 2025
Number of warrants	1,087,565
Exercise price | $ / shares	$ 3.1
Exercisable through	Sep. 05, 2030
Warrant B Issued To Bladeranger [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Mar. 05, 2025
Number of warrants	1,087,565
Exercise price | $ / shares	$ 6.4
Exercisable through	Sep. 05, 2030

[1]	At the date of these financial reports, the warrants had expired